Financial Instruments - Cross Currency Risk Exposures Interest Rate Swaps (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	$ 4,719	$ 3,687
Borrowings before currency hedging arrangements	4,761	3,786
Canada, Dollars [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	0	0
Borrowings before currency hedging arrangements	1,030	1,103
United States of America, Dollars [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	4,719	3,687
Borrowings before currency hedging arrangements	$ 3,731	$ 2,683